================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):      [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: ______

Name:       Marshfield Associates
Address:    21 Dupont Circle, NW
            Suite 500
            Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim Vinick
Title:     CCO
Phone:     (202) 828-6200

Signature, Place, and Date of Signing:

  /s/ Kim Vinick                 Washington, DC                  8/12/2011
---------------------         --------------------         ---------------------
   [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-__________________       ______________________
[Repeat as necessary.]

================================================================================

Marshfield Associates
FORM 13F

                    30-Jun-11

                                                                                              Voting Authority
                                                                                             -------------------
                                Title of             Value     Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                  class     CUSIP      (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole      Shared    None
------------------------------  --------  ---------  --------  --------  ---  ----  -------  ---------  --------  --------  -------
Arch Capital Group Ltd          COM       G0450A105   58700    1838965   SH         Sole                1705496              133469
Assured Guaranty Ltd            COM       G0585R106   17702    1085348   SH         Sole                 997883               87465
Berkshire Hathaway Class A      COM       084670108   14861        128   SH         Sole                    121                   7
Berkshire Hathaway Class B      COM       084670702   25893     334579   SH         Sole                 318628               15951
Brown & Brown, Inc.             COM       115236101   85163    3318897   SH         Sole                3081458              237439
Capital Source Inc              COM       14055X102   22040    3417118   SH         Sole                3121371              295747
Devon Energy Corp               COM       25179M103   11581     146953   SH         Sole                 135886               11067
Fairfax Financial Hldgs LTD     COM       303901102  141429     352567   SH         Sole                 327254               25313
Fastenal Co                     COM       311900104   35364     982616   SH         Sole                 903587               79029
Goldman Sachs Group Inc         COM       38141G104   65537     492430   SH         Sole                 454709               37721
HomeFed Corp                    COM       43739D307     435      21093   SH         Sole                  21093
J.P. Morgan Chase & Co.         COM       46625H100   15813     386243   SH         Sole                 357631               28612
Leucadia National Corporation   COM       527288104   68732    2015590   SH         Sole                1859589              156001
Martin Marietta Materials       COM       573284106   38693     483850   SH         Sole                 468065               15785
Mc Donald's Corporation         COM       580135101    9994     118525   SH         Sole                 108570                9955
Moody's Corp.                   COM       615369105   35853     934898   SH         Sole                 875275               59623
NVR Inc.                        COM       62944T105   43322      59715   SH         Sole                  54295                5420
Strayer Education Inc           COM       863236105    8091      64016   SH         Sole                  58246                5770
Symetra Financial Corp          COM       87151Q106   14728    1096661   SH         Sole                1021958               74703
Sysco Corp                      COM       871829107    9642     309228   SH         Sole                 284725               24503
Toll Brothers Inc               COM       889478103   42418    2045217   SH         Sole                1893866              151351
US Bancorp                      COM       902973304   42000    1646429   SH         Sole                1530611              115818
Verisk Analytics Inc Class A    COM       92345Y106     315       9090   SH         Sole                   7878                1212
Visa Inc Cl A                   COM       92826C839    8175      97018   SH         Sole                  86868               10150
Vulcan Materials Co             COM       929160109   52324    1358008   SH         Sole                1259638               98370
Wells Fargo & Company           COM       949746101   86766    3092150   SH         Sole                2867365              224785
YUM! Brands Inc                 COM       988498101  108260    1959805   SH         Sole                1848790              111015

REPORT SUMMARY                      27  DATA RECORDS   1063831                0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED